Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

10. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2025	December 31, 2024
Prepaid vendor expenses	$3,696	$3,239
Prepaid insurance	602	690
Prepaid directors and officers insurance	2,199	2,032
Prepaid maintenance	456	154
Prepaid non-aircraft subscriptions	322	407
MRO revenue in excess of billings	2,157	326
Deferred commission	920	923
	$10,352	$7,771